Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	For PEO and Interim PEO Taylor		For Interim PEO Chisholm
Year	Summary Compensation Table Total for Taylor	Compensation Actually Paid to Taylor	Summary Compensation Table Total for Chisholm	Compensation Actually Paid to Chisholm	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of initial fixed $100 investment based on TSR	Net Income (Loss) (in thousands)
2023	$3,585,243	$3,387,854	$—	$—	$656,212	$768,862	$169.62	$4,747
2022	949,997	1,452,146	429,129	429,129	569,665	621,088	120.89	(569)
2021	1,749,279	2,259,464	—	—	478,742	377,955	110.44	(9,183)

Adjustment To PEO Compensation, Footnote
The following supplementary tables presents the adjustments necessary to determine the compensation actually paid to the named PEO and Interim PEO’s and Non-PEO NEO’s:

Adjustments to Determine Compensation "Actually Paid" for PEO/Interim PEO Taylor	2023	2022
Total amount per Summary Compensation Table	$3,585,243	$949,997
Adjustments to determine compensation actually paid:	—	—
Deduct amount reported under Stock Awards column for Taylor	(200,000)	(313,545)
Deduct amount reported under Option Awards column for Taylor	—	—
Increase for Fair Value of Awards Granted during the year that remain unvested at year end	262,424	697,215
Increase/decrease for change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end		103,144
Increase for Fair Value of Awards Granted during year that Vest during year	—	—
Increase (deduction) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(259,813)	15,335
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award.	—	—
Deduct Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
Total adjustments	(197,389)	502,149
Compensation Actual Paid to PEO/Interim PEO Taylor (1)	$3,387,854	$1,452,146

(1) As discussed elsewhere herein, $2,754,000 of compensation paid to PEO Taylor relates to amounts paid in 2023 pursuant to his Retirement Agreement negotiated during 2022.

Adjustments to Determine Compensation "Actually Paid" for Interim PEO Chisholm	2023	2022
Total amount per Summary Compensation Table	$—	$429,129
Adjustments to determine compensation actually paid:
Deduct amount reported under Stock Awards column for Chisholm	—	—
Deduct amount reported under Option Awards column for Chisholm	—	(59,635)
Increase for Fair Value of Awards Granted during the year that remain unvested at year end	—	—
Increase/decrease for change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	—	—
Increase for Fair Value of Awards Granted during year that Vest during year	—	59,635
Increase (deduction) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award.	—	—
Deduct Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
Total adjustments	—	—
Compensation Actual Paid to Interim PEO Chisholm	$—	$429,129

Non-PEO NEO Average Total Compensation Amount	$ 656,212	$ 569,665	$ 478,742
Non-PEO NEO Average Compensation Actually Paid Amount	$ 768,862	621,088	377,955
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation "Actually Paid" for Non-PEO NEOs	2023	2022
Total average amount per Summary Compensation Table for Non-PEO NEO's	$656,212	$569,665
Adjustments to determine average compensation actually paid:	—	—
Deduct average amount reported under Stock Awards	(240,479)	(144,908)
Deduct average amount reported under Option Awards	—	—
Increase for Fair Value of Awards Granted during the year that remain unvested at year end	364,342	183,589
Increase/decrease for change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	—	9,900
Increase for Fair Value of Awards Granted during year that Vest during year	—	—
Increase (deduction) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(11,213)	2,842
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award.	—	—
Deduct Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
Total adjustments	112,650	51,423
Average Compensation Actual Paid to Non-PEO NEOs	$768,862	$621,088

Total Shareholder Return Amount	$ 169.62	120.89	110.44
Net Income (Loss)	$ 4,747,000	$ (569,000)	$ (9,183,000)
Additional 402(v) Disclosure
Shareholder Return (“TSR”) for the years ended December 31, 2023 and 2022 is as follows:

TSR - (P1-P0) + D		2023	2022	2021
P1 - Ending NGS stock price - December 31,		$16.08	$11.46	$10.47
P0 = Initial stock price - December 31, 2021		$9.48	$9.48	$9.48
D = Dividends		$—	$—	$—
	TSR =	$6.60	$1.98	$0.99
TSR/P0	TSR %	69.62%	20.89%	10.44%
TSR based on $100 investment		$169.62	$120.89	$110.44

PEO Actually Paid Compensation Amount, Retirement Agreement	$ 2,754,000
Ending Stock Price	$ 16.08	$ 11.46	$ 10.47
Stock Price			$ 9.48
Dividends Paid	$ 0	$ 0	$ 0
Total Shareholder Return	$ 6.60	$ 1.98	$ 0.99
Total Shareholder Return Percentage	69.62%	20.89%	10.44%
Taylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,585,243	$ 949,997	$ 1,749,279
PEO Actually Paid Compensation Amount	3,387,854	1,452,146	$ 2,259,464
Chisholm [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	429,129
PEO Actually Paid Compensation Amount	0	429,129
PEO | Taylor [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(197,389)	502,149
PEO | Taylor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,424	697,215
PEO | Taylor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		103,144
PEO | Taylor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Taylor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(259,813)	15,335
PEO | Taylor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Taylor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Taylor [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,000)	(313,545)
PEO | Taylor [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Chisholm [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Chisholm [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Chisholm [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Chisholm [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	59,635
PEO | Chisholm [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Chisholm [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Chisholm [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Chisholm [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Chisholm [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(59,635)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,650	51,423
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	364,342	183,589
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	9,900
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,213)	2,842
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,479)	(144,908)
Non-PEO NEO | Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0